Combined Earnings Per Share - Summary of Movements in Shares (Detail) shares in Millions	6 Months Ended
Jun. 30, 2018 shares
Earnings per share [abstract]
Number of shares, beginning balance(net of treasury shares)	2,738.9
Shares repurchased under the share buyback programme	(53.0)
Net movement in shares under incentive schemes	(0.3)
Number of shares, ending balance	2,685.6